Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas
Revenue by geographic region, based on the physical location of the customer, was as follows (dollars in thousands):

	Year Ended December 31,
	2016	2017	2018

United States	$85,159	$108,257	$148,439
United Kingdom	13,508	18,047	24,301
Other foreign locations	33,174	40,520	59,289
Total revenue	$131,841	$166,824	$232,029
Percentage of revenue generated outside of the United States	35%	35%	36%